PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Balance as at beginning of year	$ 77,666
Additions, net of grants	14,702	$ 18,279
Balance as at ending of year	85,426	77,666
Net book value	85,426	77,666
COST
Property and equipment
Balance as at beginning of year	97,884	80,793
Additions, net of grants	14,702	18,279
Transfer of Right-of-use assets		230
Write-Off/Disposals	(6,712)	(1,418)
Balance as at ending of year	105,874	97,884
ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(20,218)	(11,697)
Depreciation	6,797	8,611
Transfer of Right-of-use assets		230
Write-Off/Disposals	6,567	320
Balance as at ending of year	(20,448)	(20,218)
Land
Property and equipment
Net book value	2,455	2,455
Land | COST
Property and equipment
Balance as at beginning of year	2,455	2,455
Balance as at ending of year	2,455	2,455
Buildings
Property and equipment
Net book value	1,446	1,384
Buildings | COST
Property and equipment
Balance as at beginning of year	2,028	3,438
Additions, net of grants	169
Write-Off/Disposals	(217)	(1,410)
Balance as at ending of year	1,980	2,028
Buildings | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(644)	(779)
Depreciation	105	177
Write-Off/Disposals	215	312
Balance as at ending of year	(534)	(644)
Equipment
Property and equipment
Net book value	1,863	8,450
Equipment | COST
Property and equipment
Balance as at beginning of year	27,547	25,350
Additions, net of grants	(1,100)	43
Transfers	1,151	2,154
Write-Off/Disposals	(6,352)
Balance as at ending of year	21,246	27,547
Equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(19,097)	(10,723)
Depreciation	6,638	8,374
Write-Off/Disposals	6,352
Balance as at ending of year	(19,383)	(19,097)
Furniture and other IT equipment
Property and equipment
Net book value	56	65
Furniture and other IT equipment | COST
Property and equipment
Balance as at beginning of year	235	235
Balance as at ending of year	235	235
Furniture and other IT equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(170)	(134)
Depreciation	9	36
Balance as at ending of year	(179)	(170)
Mining infrastructure
Property and equipment
Net book value	1,458
Mining infrastructure | COST
Property and equipment
Additions, net of grants	115
Transfers	1,363
Balance as at ending of year	1,478
Mining infrastructure | ACCUMULATED DEPRECIATION
Property and equipment
Depreciation	20
Balance as at ending of year	(20)
Rolling Stock
Property and equipment
Net book value	67	43
Rolling Stock | COST
Property and equipment
Balance as at beginning of year	350	128
Additions, net of grants	49
Transfer of Right-of-use assets		230
Write-Off/Disposals		(8)
Balance as at ending of year	399	350
Rolling Stock | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year	(307)	(61)
Depreciation	25	24
Transfer of Right-of-use assets		230
Write-Off/Disposals		8
Balance as at ending of year	(332)	(307)
Mine under construction
Property and equipment
Net book value	76,020	62,479
Mine under construction | COST
Property and equipment
Balance as at beginning of year	62,479	48,477
Additions, net of grants	13,541	14,002
Balance as at ending of year	76,020	62,479
Becancour Battery Material Plant under construction
Property and equipment
Net book value	1,219	1,175
Becancour Battery Material Plant under construction | COST
Property and equipment
Balance as at beginning of year	1,175
Additions, net of grants	44	1,175
Balance as at ending of year	1,219	1,175
Other assets under construction
Property and equipment
Net book value	842	1,615
Other assets under construction | COST
Property and equipment
Balance as at beginning of year	1,615	710
Additions, net of grants	1,884	3,059
Transfers	(2,514)	(2,154)
Write-Off/Disposals	(143)
Balance as at ending of year	$ 842	$ 1,615